FAIR VALUE OF ASSETS AND LIABILITIES (Summary of Significant Unobservable Inputs) (Details)	Dec. 31, 2018	Dec. 31, 2017
Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input		12.0
Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input	14.8	13.6
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input	16.4
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input	17.4	11.1
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input	12.0
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt measurement input	9.9	9.9